OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS

5.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of prepayments for property and equipment and rental deposits with a balance of US$347,569 as of December 31, 2025. In November 2024, the Company entered into a manufacturing equipment purchase agreement in a total amount of US$2,000,000 with a third party and prepaid an amount of US$1,000,020   . The Company recorded impairment loss of nil and US$1,000,020   for the years ended December 31, 2024 and 2025, respectively, as the Company concluded the likelihood of the balance being recovered is remote. The impairment loss on prepayments is recognized within general and administrative expenses in the consolidated statements of income and comprehensive income. The remaining balance as of December 31, 2025 relates to prepayments to nine equipment suppliers and venue rental deposits. Delivery of the equipment is expected in December 2026.